Schedule of Changes in Carrying Amount of Goodwill (Details)	6 Months Ended
Sep. 30, 2023 USD ($)
Business Acquisition [Line Items]
Goodwill, beginning balance	$ 4,306,579
Additions
Impairment
Foreign currency translation adjustments	(184,804)
Goodwill, ending balance	4,121,775
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Goodwill, beginning balance	4,306,579
Additions
Impairment
Foreign currency translation adjustments	(184,804)
Goodwill, ending balance	$ 4,121,775